Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the component parts of earnings per share [Abstract]
Net income	$ 58,646	$ 75,234	$ 61,519
Weighted average common shares (in shares)	19,024	19,131	19,259
Effect of dilutive common stock options (in shares)	1	2	4
Weighted average common shares including potential dilutive shares (in shares)	19,025	19,133	19,263
Basic EPS (in dollars per share)	$ 3.08	$ 3.93	$ 3.19
Diluted EPS (in dollars per share)	$ 3.08	$ 3.93	$ 3.19
Stock Options [Member]
Antidilutive Securities [Abstract]
Number of anti-dilutive stock options excluded from diluted earnings per share (in shares)	73	59